COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS	12 Months Ended
Jun. 30, 2021
COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS
COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS

NOTE 5 - COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS

	June 30,
	2020	2021
Contract costs incurred plus estimated earnings	$1,046,803	$988,496
Less: Progress billings	(853,774)	(779,955)

Cost and estimated earnings in excess of billings	193,029	208,541
Less: Allowance for credit losses	(6,150)	(11,835)

	$186,879	$196,706

The movements in allowance for credit losses are as follows:

	June 30,
	2019	2020	2021
Balance at the beginning of year	$9,929	$6,981	$6,150
Adoption of ASU 2016-1 3	—	—	3,111
Additions (reversals)	(2,149)	(651)	1,758
Deconsolidation of a subsidiary	(465)	—	—
Translation adjustments	(334)	(180)	816

Balance at the end of year	$6,981	$6,150	$11,835